Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.” The Personnel Committee and Board of Directors did not consider the pay-versus-performance disclosures below when making their pay decisions for any of the years shown.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)	Net Income (millions) (7)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2023	$1,400,698	$1,385,137	$678,273	$667,567	$161	$132	$48.938
2022	$1,347,202	$1,385,488	$843,277	$881,057	$170	$109	$53.042
2021	$1,336,169	$1,366,357	$721,938	$719,386	$154	$139	$49.426
2020	$1,055,310	$1,077,414	$573,521	$586,280	$140	$100	$38.492

(1)
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. McDearman (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table.

PEO Total Compensation Amount	$ 1,400,698	$ 1,347,202	$ 1,336,169	$ 1,055,310
PEO Actually Paid Compensation Amount	$ 1,385,137	1,385,488	1,366,357	1,077,414
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. McDearman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid Mr. McDearman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. McDearman’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Reported Change in the Actuarial Present Value of Pension Benefits(c)	Pension Benefit Adjustments (d)	Compensation Actually Paid to PEO
2023	$1,400,698	(86,250)	$82,392	$(47,532)	$35,828	$1,385,137
2022	$1,347,202	—	$47,254	$(42,955)	$33,987	$1,385,488
2021	$1,336,169	$(116,635)	$154,964	$(40,395)	$32,254	$1,366,357
2020	$1,055,310	—	$25,256	$(16,230)	$13,078	$1,077,414

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year, and these values are calculated in accordance with FASB ASC Topic 718.
(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year change in Fair Value of Equity Awards Granted in Prior Years that Vested in that Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2023	$89,375	$(3,381)	—	$(4,539)	—	$938	$82,392
2022	—	$32,146	—	$15,108	—	—	$47,254
2021	$124,530	$18,125	—	$12,309	—	—	$154,964
2020	—	$14,005	—	$11,251	—	—	$25,256

(c)
The amounts included in this column are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.

(d)
The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. McDearman during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2023	$35,828	—	$35,828
2022	$33,987	—	$33,987
2021	$32,254	—	$32,254
2020	$13,078	—	$13,078

(3) The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. McDearman, who has served as our CEO since 2020) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. McDearman) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, John Foster, Taylor Walker, Lisa Pominski and Clark Oakley, for (ii) 2022, John Foster, Gary Whitaker, Lisa Pominski and Clark Oakley; (iii) for 2021, John Foster, Gary Whitaker, Lisa Pominski and Clark Oakley; and (iv) for 2020, John Foster, Gary Whitaker, Lisa Pominski and Clark Oakley.

(4) The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. McDearman), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned, realized or received by the NEOs as a group (excluding Mr. McDearman) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. McDearman) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Non-PEO NEO Average Total Compensation Amount	$ 678,273	843,277	721,938	573,521
Non-PEO NEO Average Compensation Actually Paid Amount	$ 667,567	881,057	719,386	586,280
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2023	$678,273	$(35,614)	$32,459	$(31,574)	$24,023	$667,567
2022	$843,277	$(50,551)	$97,874	$(68,643)	$59,101	$881,057
2021	$721,938	$(47,937)	$59,785	$(44,920)	$30,519	$719,386
2020	$573,521	$(16,447)	$37,430	$(30,103)	$21,878	$586,280

(a)
The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in that Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2023	$38,383	$(2,581)	—	$3,422	—	$250	$32,459
2022	$26,156	$24,592	$40,458	$6,667	—	—	$97,874
2021	$40,506	$10,228	—	$9,052	—	—	$59,785
2020	$27,186	$4,613	—	$5,630	—	—	$37,430

(b)
The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Total Average Pension Benefit Adjustments
2023	$24,023	—	$24,023
2022	$59,101	—	$59,101
2021	$30,519	—	$30,519
2020	$21,878	—	$21,878

(5) Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: KBW NASDAQ Bank Index.

(7) The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year. Net income is the performance metric utilized for purposes of the Company’s annual cash incentive plan and is the only performance metric utilized for our NEOs’ compensation. Accordingly, we are presenting it as our company-selected measure required under Item 402(v) of Regulation S-K.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Cumulative TSR

As demonstrated by the following graph, the amount of compensation actually paid to Mr. McDearman and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McDearman) is generally aligned with the Company’s cumulative TSR over the four years presented in the table. The alignment of compensation actually paid with the Company’s cumulative TSR over the period presented is because a portion of the compensation actually paid to Mr. McDearman and to the other NEOs is comprised of stock options, cash-settled stock appreciation rights and/or time-based vesting restricted stock units in one or more of the periods reflected.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

As demonstrated by the following table, the amount of compensation actually paid to Mr. McDearman and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. McDearman) is generally aligned with the Company’s net income over the four years presented in the table. The alignment of compensation actually paid with the Company’s net income over the period presented is because a significant portion of the compensation actually paid to Mr. McDearman and to the other NEOs is based upon net income, which is the sole performance metric utilized for the Company’s annual cash incentive plan as described in more detail in the section “Executive Compensation- Compensation Discussion and Analysis.”

Total Shareholder Return Vs Peer Group

Cumulative TSR of the Company and Cumulative TSR of the Peer Group

As demonstrated by the following graph, the Company’s cumulative TSR over the four year period presented in the table was 33%, while the cumulative TSR of the peer group presented for this purpose, the KBW NASDAQ Bank Index, was (2%) over the four years presented in the table. The Company’s cumulative TSR outperformed the KBW NASDAQ Bank Index over the four years presented in the table, representing the Company’s superior financial performance as compared to the companies comprising the KBW NASDAQ Bank Index peer group. For more information regarding the Company’s performance and the peer group that the Compensation Committee considers when determining compensation, refer to “Executive Compensation – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 161	170	154	140
Peer Group Total Shareholder Return Amount	132	109	139	100
Net Income (Loss)	$ 48,938,000	$ 53,042,000.000	$ 49,426,000	$ 38,492,000
PEO Name	Mr. McDearman	Mr. McDearman	Mr. McDearman	Mr. McDearman
PEO Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (86,250)	$ 0	$ (116,635)	$ 0
PEO Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	82,392	47,254	154,964	25,256
PEO Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,532)	(42,955)	(40,395)	(16,230)
PEO Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,828	33,987	32,254	13,078
PEO Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,375	0	124,530	0
PEO Year over Year change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,381)	32,146	18,125	14,005
PEO Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Year over Year change in Fair Value of Equity Awards Granted in Prior Years that Vested in that Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,539)	15,108	12,309	11,251
PEO Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	938	0	0	0
PEO Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	35,828	33,987	32,254	13,078
PEO Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Average Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(35,614)	(50,551)	(47,937)	(16,447)
NEO Average Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,459	97,874	59,785	37,430
NEO Average Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,574)	(68,643)	(44,920)	(30,103)
NEO Average Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,023	59,101	30,519	21,878
NEO Average Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	38,383	26,156	40,506	27,186
NEO Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,581)	24,592	10,228	4,613
NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	40,458	0	0
NEO Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in that Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,422	6,667	9,052	5,630
NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
NEO Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	250	0	0	0
NEO Average Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,023	59,101	30,519	21,878
NEO Average Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0